DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Discontinued Operations, Policy [Policy Text Block]
NOTE 14 – DISCONTINUED OPERATIONS

This report presents the results of operations of the Company’s Hospitality segment as discontinued operations.  Except for the fourth quarter of 2010 in which the Company incurred additional sales tax expense of $15,251 related to the disposed assets, there were no other results from the discontinued operations during 2011 or 2010. On April 1, 2009, the Company completed the sale of its Premiere Tents and Events (“PTE”) business unit reflecting the Company’s focus on its charitable bingo business in Texas, South Carolina, Alabama and Florida.

NOTE 2 – DISCONTINUED OPERATIONS.

This report presents the results of operations of the Company’s Hospitality segment for the twelve-month periods ended December 31, 2010 and 2009, as discontinued operations in this report. On April 1, 2009, the Company completed the sale of its event rental business unit reflecting the Company’s focus on its charitable bingo business in Texas, South Carolina, Alabama and Florida. During 2010, the Company incurred additional sales tax expense related to the disposed assets.  The event rental business unit was sold for $900,000 consisting of $300,000 cash consideration and a seven year note for $600,000 at six percent interest. The asset sale resulted in a gain on sale of $403,556 resulting from a $900,000 sales price less $406,444 of disposed assets, at net book value and a fifteen percent valuation allowance on the seven year note.

The amounts of the discontinued Hospitality segment’s sales, gross profit, gain on sale, income from discontinued operations and income (loss) per basic share included in the fourth quarter and twelve months ended December 31, 2010 and 2009 were as follows:

		Q410		Q409	Change			2010		2009	Change
Revenue	$	---	$	---	$	---	$	---		$425,533	$	(425,533)
Gross profit (loss)	$	(15,251)	$	---	$	(15,251)	$	(15,251)	$	(111,123)		$95,872
Gain on asset disposal		---		---		---		---		$403,556	$	(403,556)
Income (loss) from discontinued operations	$	(15,251)	$	---	$	(15,251)	$	(15,251)		$292,433	$	(307,684)
Income (loss) per share	$	(0.00)		$0.00			$	(0.00)		$0.02